Profit Appropriation	12 Months Ended
Dec. 31, 2024
Profit Appropriation [Abstract]
Profit Appropriation
22.	PROFIT APPROPRIATION
The Sohu Group’s Chinese mainland-based subsidiaries and the VIEs are required to make appropriations to certain non-distributable
reserve funds.
On March 15, 2019, the Standing Committee of the National People’s Congress of China issued the
Law of the People’s Republic of China on Foreign Investment
(the “Foreign Investment Law”), which took effect on January 1, 2020 and replaced the
Law of the People’s Republic of China on Foreign Investment Enterprises
, promulgated on April 12, 1986 and most recently amended on September 3, 2016 (the “Replaced Foreign Investment Enterprises Law”), and certain other laws and regulations relating to foreign investment. On December 12, 2019, the State Council of China also issued the
Implementing Regulations of the Foreign Investment Law.,
which became effective on January 1, 2020.

Under the China Foreign Investment Enterprises Laws and its supplemental regulations those of the Group’s Chinese mainland-based subsidiaries that are considered under Chinese mainland law to be WFOEs are required to make appropriations from their after-tax
profit as determined under generally accepted accounting principles in the Chinese mainland (the
“after-tax-profit
under Chinese mainland GAAP”) to
non-distributable
reserve funds, including (i) a general reserve fund and (ii) a staff bonus and welfare fund. Each year, at least 10% of the after-tax-profit
under Chinese mainland GAAP is required to be set aside as general reserve fund until such appropriations for the fund equal 50% of the registered capital of the applicable entity. The appropriation for the other reserve fund is at the Group’s discretion as determined by each entity. Alternatively, after January 1, 2020, those Chinese mainland-based subsidiaries of the Group that are wholly foreign-owned enterprises may choose to make appropriations from their after-tax-profit
under Chinese mainland GAAP to
non-distributable
reserve funds, including a statutory surplus fund and a discretionary surplus fund, in compliance with the requirements of the Company Law that apply to Chinese mainland domestically-funded enterprises.
Pursuant to the Company Law, those of the Group’s Chinese mainland-based subsidiaries that are considered under Chinese mainland law to be domestically funded enterprises, as well as the VIEs, are required to make appropriations from their after-tax-profit
under Chinese mainland GAAP to
non-distributable
reserve funds, including a statutory surplus fund and a discretionary surplus fund. Each year, at least 10% of the after-tax-profit
under Chinese mainland GAAP is required to be set aside as statutory surplus fund until such appropriations for the fund equal 50% of the registered capital of the applicable entity. The appropriation for the discretionary surplus fund is at the Company’s discretion as determined by each entity.
Upon certain regulatory approvals and subject to certain limitations, the general reserve fund and the statutory surplus fund can be used to offset prior year losses, if any, and can be converted into paid-in capital of the applicable entity.
For the years ended December 31, 2024, 2023 and 2022, the total amount of profits contributed to these funds by the Group was $1,461, $0.3 million and $0.1 million, respectively. As of December 31, 2024 and 2023, the cumulative amount of profits contributed to these funds by the Group was $57.6 million and $57.6 million, respectively.
As a result of these and other restrictions under laws and regulations of the Chinese mainland, the Group’s Chinese mainland-based subsidiaries and consolidated VIEs are restricted in their ability to transfer a portion of their net assets in the form of non-distributable
reserve funds to the Company, or to the nominal shareholders, in the form of dividends, loans or advances. Even though the Company currently does not require any such dividends, loans or advances from its Chinese mainland-based subsidiaries and VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its Chinese mainland-based subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and development, or to declare and pay dividends to or make distributions to its shareholders.